RESTRICTED CASH AND INVESTMENTS (Details) $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Restricted cash and investments-by item		$ 12,001		$ 12,018
Restricted cash and investments	$ 12,001		$ 12,018
Investments
Statement [Line Items]
Restricted cash and investments		9,135,000	9,135
Cash and Cash Equivalents
Statement [Line Items]
Restricted cash and investments		2,866,000	2,883
Elliot Lake Reclamation Trust Fund
Statement [Line Items]
Restricted cash and investments	2,866	2,866,000	2,883
Letters of Credit Facility Pledged Assets
Statement [Line Items]
Restricted cash and investments		9,000,000	9,000
Letters of Credit Additional Collateral
Statement [Line Items]
Restricted cash and investments		135,000	135
Denison Mines Inc.
Statement [Line Items]
Restricted cash and investments	$ 12,001	$ 12,001,000	$ 12,018